Losses per share	12 Months Ended
Dec. 31, 2017
Losses per Share [Abstract]
Losses per Share:

17.Losses per share:

	Year ended December 31,
	2015			2016				2017
	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding share (denominator)	Amount per share	Loss (numerator)	Weighted- average number of outstanding shares (denominator)	Amount per share
Net loss attributable to DryShips Inc.	$(2,847,061)	-	$-	$(198,686)	-	$-	$(42,544)	-	$-
Plus: Contribution from Series D Preferred Stock	-	-	-	-	-	-	2,805	-	-
-Less: Convertible Preferred stock dividends	-	-	-	(7,695)	-	-	-	-	-
-Less: Non-vested common stock dividends declared and undistributed earnings	(570)	-	-	-	-	-	-	-	-
Basic LPS
Loss available to common stockholders	$(2,847,631)	57	$(49,958,438.60)	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)
Dilutive effect of securities
Diluted LPS
Loss available to common stockholders	$(2,847,631)	57	$(49,958,438.60)	$(206,381)	453	$(455,587.20)	$(39,739)	35,225,784	$(1.13)

For the years ended December 31, 2015, 2016 and 2017 and given that the Company incurred losses, the effect of including any potential common shares in the denominator of diluted per-share computations would have been anti-dilutive and therefore, basic and diluted losses per share are the same.